Debt - Schedule of Notes Payable to FSB (Details) - First South National Bank [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes Payable Two Thousand Twenty-One [Member]
Deb tInstrument [Line Items]
Original Principal	$ 1,105,000
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2041
Maturity	4.35%
Notes Payable
Issuance Cost		13,264
Notes Payable Two Thousand Twenty One Two [Member]
Deb tInstrument [Line Items]
Original Principal	$ 1,278,400
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Jan. 25, 2031
Maturity	4.35%
Notes Payable
Issuance Cost		10,085
Notes Payable Two Thousand Twenty One Three [Member]
Deb tInstrument [Line Items]
Original Principal	$ 469,914
Acquisition	KVC
Entered	Jan. 25, 2021
Maturity	Feb. 25, 2023
Maturity	5.05%
Notes Payable
Issuance Cost		753
Notes Payable Two Thousand Twenty Two [Member]
Deb tInstrument [Line Items]
Original Principal	$ 2,086,921
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2025
Maturity	5.97%
Notes Payable	$ 1,645,936	1,733,807
Issuance Cost		25,575
Notes Payable Two Thousand Twenty Two One [Member]
Deb tInstrument [Line Items]
Original Principal	$ 400,000
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Oct. 31, 2042
Maturity	5.97%
Notes Payable	$ 369,934	375,943
Issuance Cost		3,277
Notes Payable Two Thousand Twenty Two Three [Member]
Deb tInstrument [Line Items]
Original Principal	$ 700,000
Acquisition	Pony Express
Entered	Oct. 31, 2022
Maturity	Aug. 16, 2023
Maturity	7.17%
Notes Payable
Issuance Cost
Notes Payable Two Thousand Twenty Two Four [Member]
Deb tInstrument [Line Items]
Original Principal	$ 568,000
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Maturity	6.50%
Notes Payable	$ 240,632	470,227
Issuance Cost		4,531
Notes Payable Two Thousand Twenty Two Five [Member]
Deb tInstrument [Line Items]
Original Principal	$ 640,000
Acquisition	Old 41
Entered	Dec. 16, 2022
Maturity	Dec. 16, 2025
Maturity	6.50%
Notes Payable	$ 392,216	406,641
Issuance Cost		5,077
Notes Payable Two Thousand Twenty Three [Member]
Deb tInstrument [Line Items]
Original Principal	$ 375,000
Acquisition	Valley Vet
Entered	Nov. 08, 2023
Maturity	Jan. 29, 2026
Maturity	8.50%
Notes Payable	$ 372,378	375,000
Issuance Cost		6,877
First South National Bank [Member]
Deb tInstrument [Line Items]
Original Principal	7,623,235	7,623,235
Notes Payable	3,021,096	3,361,618	$ 5,767,302
Issuance Cost		69,439
Notes Payable Two Thousand Twenty-Five [Member]
Deb tInstrument [Line Items]
Original Principal	$ 780,000
Acquisition	DeBary
Entered	Jun. 04, 2025
Maturity	Jul. 01, 2026
Maturity	11.25%
Notes Payable	$ 780,000
Issuance Cost		$ 18,810